PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets
	Aerospace & Defense – 2.8%
1,423	Boeing Co. (The)(a)	$542,761
223	Huntington Ingalls Industries, Inc.(a)	46,206
1,047	Lockheed Martin Corp.(a)	314,267
1,300	Raytheon Co.(a)	236,704
3,150	United Technologies Corp.(a)	406,003

		1,545,941

	Air Freight & Logistics – 0.5%
1,424	FedEx Corp.(a)	258,328
397	XPO Logistics, Inc.(a)(b)	21,335

		279,663

	Airlines – 0.4%
468	Alaska Air Group, Inc.(a)	26,264
2,821	Delta Air Lines, Inc.(a)	145,705
501	JetBlue Airways Corp.(b)	8,196
767	United Continental Holdings, Inc.(a)(b)	61,191

		241,356

	Auto Components – 0.2%
858	Adient PLC(a)	11,120
315	Garrett Motion, Inc.(b)	4,640
833	Gentex Corp.(a)	17,226
343	Lear Corp.(a)	46,548
388	Magna International, Inc.(a)	18,892

		98,426

	Automobiles – 0.3%
3,482	General Motors Co.(a)	129,182
81	Tesla, Inc.(a)(b)	22,669

		151,851

	Banks – 5.4%
26,789	Bank of America Corp.(a)	739,109
2,042	Citigroup, Inc.(a)	127,053
1,199	Comerica, Inc.(a)	87,911
762	East West Bancorp, Inc.(a)	36,553
5,502	Fifth Third Bancorp(a)	138,760
1,069	First Republic Bank(a)	107,392
6,831	Huntington Bancshares, Inc.(a)	86,617
9,721	JPMorgan Chase & Co.(a)	984,057
2,200	SunTrust Banks, Inc.(a)	130,350
284	SVB Financial Group(a)(b)	63,150
10,719	Wells Fargo & Co.(a)	517,942

		3,018,894

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – 1.9%
11,495	Coca-Cola Co. (The)(a)	$538,655
4,325	PepsiCo, Inc.(a)	530,029

		1,068,684

	Biotechnology – 2.5%
3,685	AbbVie, Inc.(a)	296,974
761	Alexion Pharmaceuticals, Inc.(a)(b)	102,872
128	Alnylam Pharmaceuticals, Inc.(a)(b)	11,962
1,902	Amgen, Inc.(a)	361,342
649	Biogen, Inc.(a)(b)	153,411
2,228	Celgene Corp.(a)(b)	210,189
3,673	Gilead Sciences, Inc.(a)	238,782
221	Seattle Genetics, Inc.(a)(b)	16,186

		1,391,718

	Building Products – 0.6%
1,115	A.O. Smith Corp.(a)	59,452
1,046	Fortune Brands Home & Security, Inc.(a)	49,800
4,110	Johnson Controls International PLC(a)	151,823
203	Lennox International, Inc.(a)	53,673
361	Resideo Technologies, Inc.(b)	6,964

		321,712

	Capital Markets – 2.0%
2,815	Bank of New York Mellon Corp. (The)(a)	141,960
424	BlackRock, Inc.(a)	181,205
4,008	Charles Schwab Corp. (The)(a)	171,382
55	FactSet Research Systems, Inc.(a)	13,655
1,192	Goldman Sachs Group, Inc. (The)(a)	228,852
5,055	Morgan Stanley(a)	213,321
429	MSCI, Inc.(a)	85,302
685	Raymond James Financial, Inc.(a)	55,081
538	TD Ameritrade Holding Corp.(a)	26,895

		1,117,653

	Chemicals – 1.8%
342	AdvanSix, Inc.(a)(b)	9,771
1,171	Air Products & Chemicals, Inc.(a)	223,614
570	Albemarle Corp.(a)	46,729
309	Ashland Global Holdings, Inc.(a)	24,142
712	Celanese Corp., Series A(a)	70,210
624	Chemours Co. (The)(a)	23,188
2,051	Huntsman Corp.(a)	46,127
519	International Flavors & Fragrances, Inc.(a)	66,842
1,725	Linde PLC(a)	303,479
1,059	PPG Industries, Inc.(a)	119,530
931	RPM International, Inc.(a)	54,035
2,145	Valvoline, Inc.(a)	39,811

		1,027,478

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
226	Waste Connections, Inc.(a)	$20,022
2,186	Waste Management, Inc.(a)	227,147

		247,169

	Communications Equipment – 1.4%
203	Arista Networks, Inc.(a)(b)	63,835
147	ARRIS International PLC(b)	4,647
520	Ciena Corp.(a)(b)	19,417
12,752	Cisco Systems, Inc.(a)	688,480

		776,379

	Consumer Finance – 1.0%
2,148	Ally Financial, Inc.(a)	59,048
2,518	American Express Co.(a)	275,217
1,537	Capital One Financial Corp.(a)	125,558
2,453	Synchrony Financial(a)	78,251

		538,074

	Containers & Packaging – 0.3%
938	Crown Holdings, Inc.(a)(b)	51,187
1,805	International Paper Co.(a)	83,517
426	Packaging Corp. of America(a)	42,336

		177,040

	Diversified Financial Services – 1.8%
5,069	Berkshire Hathaway, Inc., Class B(a)(b)	1,018,311

	Diversified Telecommunication Services – 2.1%
17,979	AT&T, Inc.(a)	563,821
10,569	Verizon Communications, Inc.(a)	624,945

		1,188,766

	Electric Utilities – 1.7%
6,859	Alliant Energy Corp.(a)	323,265
3,734	American Electric Power Co., Inc.(a)	312,722
2,842	Evergy, Inc.(a)	164,978
2,492	OGE Energy Corp.(a)	107,455
1,104	Southern Co. (The)(a)	57,055

		965,475

	Electrical Equipment – 0.5%
72	Acuity Brands, Inc.	8,641
2,795	Emerson Electric Co.(a)	191,373
403	Hubbell, Inc.(a)	47,546
844	Sensata Technologies Holding PLC(a)(b)	37,997

		285,557

	Electronic Equipment, Instruments & Components – 0.3%
336	Arrow Electronics, Inc.(a)(b)	25,892
565	Avnet, Inc.(a)	24,504
360	CDW Corp.(a)	34,693
4,536	Flex Ltd.(a)(b)	45,360
468	Trimble, Inc.(a)(b)	18,907
152	Zebra Technologies Corp., Class A(a)(b)	31,849

		181,205

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 0.4%
238	KLX Energy Services Holdings, Inc.(b)	$5,983
2,897	McDermott International, Inc.(a)(b)	21,554
3,553	National Oilwell Varco, Inc.(a)	94,652
2,154	Oceaneering International, Inc.(a)(b)	33,969
596	Schlumberger Ltd.(a)	25,968
6,426	Transocean Ltd.(a)(b)	55,970

		238,096

	Entertainment – 2.3%
1,995	Activision Blizzard, Inc.(a)	90,832
361	Live Nation Entertainment, Inc.(a)(b)	22,938
81	Madison Square Garden Co. (The), Class A(a)(b)	23,744
1,199	Netflix, Inc.(a)(b)	427,515
79	Take-Two Interactive Software, Inc.(b)	7,455
6,319	Walt Disney Co. (The)(a)	701,599

		1,274,083

	Food & Staples Retailing – 1.7%
951	Costco Wholesale Corp.(a)	230,275
1,865	Sysco Corp.(a)	124,507
2,909	Walgreens Boots Alliance, Inc.(a)	184,053
4,390	Walmart, Inc.(a)	428,157

		966,992

	Food Products – 1.0%
493	Bunge Ltd.(a)	26,164
885	Hain Celestial Group, Inc. (The)(a)(b)	20,461
304	Ingredion, Inc.(a)	28,786
1,635	Kellogg Co.(a)	93,816
6,322	Mondelez International, Inc., Class A(a)	315,594
366	Post Holdings, Inc.(a)(b)	40,041
402	TreeHouse Foods, Inc.(a)(b)	25,949

		550,811

	Gas Utilities – 0.4%
1,342	Atmos Energy Corp.(a)	138,132
1,071	UGI Corp.(a)	59,355

		197,487

	Health Care Equipment & Supplies – 3.2%
5,955	Abbott Laboratories(a)	476,043
356	Align Technology, Inc.(a)(b)	101,221
336	Cooper Cos., Inc. (The)(a)	99,513
773	DENTSPLY SIRONA, Inc.(a)	38,333
133	DexCom, Inc.(a)(b)	15,840
621	Hill-Rom Holdings, Inc.(a)	65,739
2,065	Hologic, Inc.(a)(b)	99,946

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
532	IDEXX Laboratories, Inc.(a)(b)	$118,955
5,409	Medtronic PLC(a)	492,652
1,010	ResMed, Inc.(a)	105,010
583	STERIS PLC	74,642
238	Teleflex, Inc.(a)	71,914

		1,759,808

	Health Care Providers & Services – 2.6%
741	Anthem, Inc.(a)	212,652
1,510	Centene Corp.(a)(b)	80,181
1,079	Cigna Corp.(a)	173,525
4,226	CVS Health Corp.(a)	227,908
1,099	MEDNAX, Inc.(a)(b)	29,860
90	Molina Healthcare, Inc.(a)(b)	12,776
2,683	UnitedHealth Group, Inc.(a)	663,399
164	WellCare Health Plans, Inc.(a)(b)	44,239

		1,444,540

	Hotels, Restaurants & Leisure – 1.9%
68	Domino’s Pizza, Inc.(a)	17,551
193	Dunkin’ Brands Group, Inc.(a)	14,494
304	Hilton Grand Vacations, Inc.(b)	9,378
590	Hilton Worldwide Holdings, Inc.(a)	49,035
1,339	Las Vegas Sands Corp.(a)	81,626
2,128	McDonald’s Corp.(a)	404,107
1,070	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	24,171
1,626	MGM Resorts International(a)	41,723
3,772	Starbucks Corp.(a)	280,411
137	Vail Resorts, Inc.(a)	29,770
157	Yum China Holdings, Inc.	7,051
1,290	Yum! Brands, Inc.(a)	128,755

		1,088,072

	Household Durables – 0.2%
476	Leggett & Platt, Inc.(a)	20,097
9	NVR, Inc.(a)(b)	24,903
2,218	Toll Brothers, Inc.(a)	80,291

		125,291

	Household Products – 1.9%
1,103	Church & Dwight Co., Inc.(a)	78,566
570	Clorox Co. (The)(a)	91,462
1,212	Kimberly-Clark Corp.(a)	150,167
7,295	Procter & Gamble Co. (The)(a)	759,045

		1,079,240

	Industrial Conglomerates – 1.6%
1,356	3M Co.(a)	281,750
16,996	General Electric Co.(a)	169,790
2,682	Honeywell International, Inc.(a)	426,223

		877,763

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 1.9%
413	American Financial Group, Inc.(a)	$39,735
1,581	Arch Capital Group Ltd.(a)(b)	51,098
2,336	Chubb Ltd.(a)	327,227
438	Cincinnati Financial Corp.(a)	37,624
2,121	Lincoln National Corp.(a)	124,503
977	Manulife Financial Corp.(a)	16,521
2,816	Prudential Financial, Inc.(a)	258,734
301	RenaissanceRe Holdings Ltd.(a)	43,193
878	Willis Towers Watson PLC(a)	154,221

		1,052,856

	Interactive Media & Services – 4.9%
470	Alphabet, Inc., Class A(a)(b)	553,138
1,017	Alphabet, Inc., Class C(a)(b)	1,193,256
6,036	Facebook, Inc., Class A(a)(b)	1,006,141

		2,752,535

	Internet & Direct Marketing Retail – 3.8%
1,051	Amazon.com, Inc.(a)(b)	1,871,568
132	Booking Holdings, Inc.(a)(b)	230,328
10	MercadoLibre, Inc.(b)	5,078
237	Qurate Retail, Inc., Class A(b)	3,787

		2,110,761

	IT Services – 4.6%
2,134	Accenture PLC, Class A(a)	375,627
373	FleetCor Technologies, Inc.(a)(b)	91,978
784	Global Payments, Inc.(a)	107,032
2,575	International Business Machines Corp.(a)	363,332
123	Leidos Holdings, Inc.	7,883
3,073	MasterCard, Inc., Class A(a)	723,538
5,825	Visa, Inc., Class A(a)	909,807

		2,579,197

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	29,695
345	Polaris Industries, Inc.(a)	29,128

		58,823

	Life Sciences Tools & Services – 1.0%
48	Bio-Rad Laboratories, Inc., Class A(a)(b)	14,673
500	Illumina, Inc.(a)(b)	155,345
149	PRA Health Sciences, Inc.(a)(b)	16,433
1,269	Thermo Fisher Scientific, Inc.(a)	347,351

		533,802

	Machinery – 1.3%
471	AGCO Corp.(a)	32,758
1,987	Caterpillar, Inc.(a)	269,218
822	Cummins, Inc.(a)	129,769
700	Deere & Co.(a)	111,888

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
757	IDEX Corp.(a)	$114,867
208	WABCO Holdings, Inc.(a)(b)	27,421
465	Wabtec Corp.(a)	34,280

		720,201

	Media – 1.1%
398	AMC Networks, Inc., Class A(a)(b)	22,591
12,770	Comcast Corp., Class A(a)	510,545
1,489	Fox Corp., Class A(a)(b)	54,661
158	GCI Liberty, Inc., Class A(a)(b)	8,786
7,032	Sirius XM Holdings, Inc.(a)	39,871

		636,454

	Metals & Mining – 0.3%
839	Alcoa Corp.(a)(b)	23,626
2,177	Barrick Gold Corp.(a)	29,847
316	Rio Tinto PLC, Sponsored ADR(a)	18,597
590	Southern Copper Corp.(a)	23,411
833	Steel Dynamics, Inc.(a)	29,380
1,375	Vale S.A., Sponsored ADR(a)	17,957

		142,818

	Multi-Utilities – 0.5%
4,371	Public Service Enterprise Group, Inc.(a)	259,681

	Multiline Retail – 0.2%
2,192	Nordstrom, Inc.(a)	97,281

	Oil, Gas & Consumable Fuels – 5.1%
778	Canadian Natural Resources Ltd.(a)	21,395
1,061	Cheniere Energy, Inc.(a)(b)	72,530
5,398	Chevron Corp.(a)	664,926
1,031	Concho Resources, Inc.(a)	114,400
529	Continental Resources, Inc.(a)(b)	23,683
519	Diamondback Energy, Inc.(a)	52,694
6,360	Encana Corp.(a)	46,046
1,090	EQT Corp.(a)	22,607
858	Equitrans Midstream Corp.(a)	18,687
11,335	Exxon Mobil Corp.(a)	915,868
1,235	HollyFrontier Corp.(a)	60,848
1,781	Noble Energy, Inc.(a)	44,044
3,825	Occidental Petroleum Corp.(a)	253,215
2,445	Phillips 66(a)	232,691
1,099	Pioneer Natural Resources Co.(a)	167,356
962	Suncor Energy, Inc.(a)	31,198
552	Targa Resources Corp.(a)	22,936
1,144	Whiting Petroleum Corp.(a)(b)	29,904
4,730	WPX Energy, Inc.(a)(b)	62,010

		2,857,038

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 5.2%
898	Allergan PLC(a)	$131,476
4,588	Bristol-Myers Squibb Co.(a)	218,894
2,604	Eli Lilly & Co.(a)	337,895
108	Jazz Pharmaceuticals PLC(a)(b)	15,439
6,899	Johnson & Johnson(a)	964,411
6,813	Merck & Co., Inc.(a)	566,637
15,090	Pfizer, Inc.(a)	640,872
931	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	14,598

		2,890,222

	Professional Services – 0.5%
107	CoStar Group, Inc.(a)(b)	49,907
502	ManpowerGroup, Inc.(a)	41,510
676	TransUnion(a)	45,184
998	Verisk Analytics, Inc.(a)	132,734

		269,335

	Real Estate Management & Development – 0.1%
176	Jones Lang LaSalle, Inc.(a)	27,136

	REITs - Apartments – 0.9%
342	American Campus Communities, Inc.(a)	16,272
836	Camden Property Trust(a)	84,854
558	Essex Property Trust, Inc.(a)	161,396
705	Mid-America Apartment Communities, Inc.(a)	77,078
3,890	UDR, Inc.(a)	176,839

		516,439

	REITs - Diversified – 0.8%
1,526	Crown Castle International Corp.(a)	195,328
980	Digital Realty Trust, Inc.(a)	116,620
659	Gaming and Leisure Properties, Inc.(a)	25,418
540	SBA Communications Corp.(a)(b)	107,816
244	W.P. Carey, Inc.(a)	19,113

		464,295

	REITs - Health Care – 0.1%
2,686	Medical Properties Trust, Inc.(a)	49,718

	REITs - Hotels – 0.0%
672	Park Hotels & Resorts, Inc.(a)	20,886

	REITs - Mortgage – 0.1%
3,926	Annaly Capital Management, Inc.(a)	39,221

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(a)	81,505

	REITs - Shopping Centers – 0.1%
747	Regency Centers Corp.(a)	50,415

	REITs - Single Tenant – 0.4%
945	National Retail Properties, Inc.(a)	52,344

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Single Tenant – continued
2,401	Realty Income Corp.(a)	$176,618
846	VICI Properties, Inc.(a)	18,510

		247,472

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(a)	100,279

	REITs - Warehouse/Industrials – 0.3%
5,114	Duke Realty Corp.(a)	156,386
521	Liberty Property Trust(a)	25,227

		181,613

	Road & Rail – 1.2%
1,072	Norfolk Southern Corp.(a)	200,346
93	Old Dominion Freight Line, Inc.(a)	13,428
2,589	Union Pacific Corp.(a)	432,881

		646,655

	Semiconductors & Semiconductor Equipment – 3.6%
4,707	Applied Materials, Inc.(a)	186,679
104	ASML Holding NV, (Registered)	19,557
377	First Solar, Inc.(a)(b)	19,921
12,024	Intel Corp.(a)	645,689
2,446	Marvell Technology Group Ltd.(a)	48,651
2,524	Maxim Integrated Products, Inc.(a)	134,201
1,798	NVIDIA Corp.(a)	322,849
700	NXP Semiconductors NV(a)	61,873
1,366	ON Semiconductor Corp.(a)(b)	28,098
3,327	QUALCOMM, Inc.(a)	189,739
664	Teradyne, Inc.(a)	26,454
3,085	Texas Instruments, Inc.(a)	327,226
402	Versum Materials, Inc.(a)	20,225

		2,031,162

	Software – 6.9%
1,595	Adobe, Inc.(a)(b)	425,052
979	Cadence Design Systems, Inc.(a)(b)	62,176
261	CDK Global, Inc.(a)	15,352
133	Check Point Software Technologies Ltd.(a)(b)	16,823
941	Fortinet, Inc.(a)(b)	79,016
18,923	Microsoft Corp.(a)	2,231,779
7,065	Oracle Corp.(a)	379,461
165	Palo Alto Networks, Inc.(a)(b)	40,075
356	PTC, Inc.(a)(b)	32,816
2,803	salesforce.com, inc.(a)(b)	443,911
19	ServiceNow, Inc.(b)	4,683
251	SS&C Technologies Holdings, Inc.(a)	15,986
745	Synopsys, Inc.(a)(b)	85,787
67	Ultimate Software Group, Inc. (The)(a)(b)	22,119

		3,855,036

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 2.3%
630	Advance Auto Parts, Inc.(a)	$107,434
730	Burlington Stores, Inc.(a)(b)	114,376
1,011	Dick’s Sporting Goods, Inc.(a)	37,215
1,010	Foot Locker, Inc.(a)	61,206
4,428	Home Depot, Inc. (The)(a)	849,689
296	Ulta Beauty, Inc.(a)(b)	103,224
583	Williams-Sonoma, Inc.(a)	32,806

		1,305,950

	Technology Hardware, Storage & Peripherals – 4.1%
10,973	Apple, Inc.(a)	2,084,321
346	Dell Technologies, Inc.(a)(b)	20,307
3,492	Hewlett Packard Enterprise Co.(a)	53,882
7,665	HP, Inc.(a)	148,931

		2,307,441

	Textiles, Apparel & Luxury Goods – 1.0%
344	Carter’s, Inc.(a)	34,672
3,001	Hanesbrands, Inc.(a)	53,658
344	Lululemon Athletica, Inc.(a)(b)	56,371
4,513	NIKE, Inc., Class B(a)	380,039
762	Skechers U.S.A., Inc., Class A(a)(b)	25,611

		550,351

	Thrifts & Mortgage Finance – 0.1%
2,930	New York Community Bancorp, Inc.(a)	33,900

	Tobacco – 1.1%
3,656	Altria Group, Inc.(a)	209,964
206	British American Tobacco PLC, Sponsored ADR	8,595
4,390	Philip Morris International, Inc.(a)	388,032

		606,591

	Water Utilities – 0.4%
2,093	American Water Works Co., Inc.(a)	218,216

	Wireless Telecommunication Services – 0.0%
1,378	Sprint Corp.(b)	7,786

	Total Common Stocks (Identified Cost $37,603,978)	55,546,606

Principal Amount
Short-Term Investments – 3.6%
$ 1,996,140	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $1,996,390 on 4/01/2019 collateralized by $2,035,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $2,040,415 including accrued interest(c) (Identified Cost $1,996,140)	1,996,140

	Total Investments – 103.0% (Identified Cost $39,600,118)	57,542,746
	Other assets less liabilities – (3.0)%	(1,673,127)

	Net Assets – 100.0%	$55,869,619

Written Options – (2.3%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (2.3%)
S&P 500® Index, Call(d)	04/05/2019	2,800	(22)	$(6,235,680)	$(93,651)	$(91,410)
S&P 500® Index, Call(d)	04/12/2019	2,810	(22)	(6,235,680)	(67,793)	(90,970)
S&P 500® Index, Call(d)	04/18/2019	2,775	(22)	(6,235,680)	(132,825)	(161,810)
S&P 500® Index, Call(d)	04/18/2019	2,800	(21)	(5,952,240)	(76,251)	(113,295)
S&P 500® Index, Call(d)	05/17/2019	2,750	(21)	(5,952,240)	(147,998)	(234,885)
S&P 500® Index, Call(d)	05/17/2019	2,775	(22)	(6,235,680)	(173,019)	(203,390)
S&P 500® Index, Call(d)	05/17/2019	2,810	(22)	(6,235,680)	(122,325)	(148,390)
S&P 500® Index, Call(d)	05/17/2019	2,850	(21)	(5,952,240)	(109,148)	(89,565)
S&P 500® Index, Call(d)	06/21/2019	2,850	(21)	(5,952,240)	(146,611)	(132,825)

Total					$(1,069,621)	$(1,266,540)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the Cboe®. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019 written options were fair valued at $(1,266,540) representing (2.3%) of net assets, using the closing rotation values, published by the Cboe®.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options.When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$55,546,606	$—	$—	$55,546,606
Short-Term Investments	—	1,996,140	—	1,996,140

Total	$55,546,606	$1,996,140	$—	$57,542,746

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(1,266,540)	$—	$(1,266,540)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2019, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2019:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,266,540)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2019 (Unaudited)

Software	6.9%
Banks	5.4
Pharmaceuticals	5.2
Oil, Gas & Consumable Fuels	5.1
Interactive Media & Services	4.9
IT Services	4.6
Technology Hardware, Storage & Peripherals	4.1
Internet & Direct Marketing Retail	3.8
Semiconductors & Semiconductor Equipment	3.6
Health Care Equipment & Supplies	3.2
Aerospace & Defense	2.8
Health Care Providers & Services	2.6
Biotechnology	2.5
Specialty Retail	2.3
Entertainment	2.3
Diversified Telecommunication Services	2.1
Capital Markets	2.0
Other Investments, less than 2% each	36.0
Short-Term Investments	3.6

Total Investments	103.0
Other assets less liabilities (including open written options)	(3.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 100.3% of Net Assets
	Aerospace & Defense – 2.5%
205,657	Boeing Co. (The)(a)	$78,441,693
57,682	Huntington Ingalls Industries, Inc.(a)	11,951,710
252,454	Raytheon Co.(a)	45,966,824
36,256	TransDigm Group, Inc.(a)(b)	16,459,862
392,820	United Technologies Corp.(a)	50,630,570

		203,450,659

	Air Freight & Logistics – 0.6%
393,305	United Parcel Service, Inc., Class B(a)	43,947,900
62,355	XPO Logistics, Inc.(a)(b)	3,350,958

		47,298,858

	Airlines – 0.4%
88,599	Alaska Air Group, Inc.(a)	4,972,176
332,138	American Airlines Group, Inc.(a)	10,548,703
125,926	JetBlue Airways Corp.(b)	2,060,149
154,828	United Continental Holdings, Inc.(a)(b)	12,352,178

		29,933,206

	Auto Components – 0.1%
45,405	Autoliv, Inc.(a)	3,338,630
59,910	Cooper Tire & Rubber Co.	1,790,710
79,777	Garrett Motion, Inc.(a)(b)	1,175,115
53,299	Veoneer, Inc.(a)(b)	1,218,948

		7,523,403

	Automobiles – 0.0%
13,034	Tesla, Inc.(a)(b)	3,647,695

	Banks – 6.0%
353,523	Associated Banc-Corp(a)	7,547,716
3,915,021	Bank of America Corp.(a)	108,015,429
1,171,110	Citigroup, Inc.(a)	72,866,464
60,201	First Republic Bank(a)	6,047,792
1,319,410	Huntington Bancshares, Inc.(a)	16,730,119
1,382,484	JPMorgan Chase & Co.(a)	139,948,855
281,777	Old National Bancorp(a)	4,621,143
46,222	Signature Bank(a)	5,919,652
47,330	SVB Financial Group(a)(b)	10,524,299
870,424	U.S. Bancorp(a)	41,945,733
1,705,000	Wells Fargo & Co.(a)	82,385,600

		496,552,802

	Beverages – 2.1%
1,668,284	Coca-Cola Co. (The)(a)	78,175,788
241,521	Monster Beverage Corp.(a)(b)	13,182,216
679,386	PepsiCo, Inc.(a)	83,258,755

		174,616,759

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – 2.7%
590,281	AbbVie, Inc.(a)	$47,570,746
298,196	Amgen, Inc.(a)	56,651,276
93,828	Biogen, Inc.(a)(b)	22,179,063
358,090	Celgene Corp.(a)(b)	33,782,210
564,732	Gilead Sciences, Inc.(a)	36,713,227
46,571	Seattle Genetics, Inc.(a)(b)	3,410,860
134,540	Vertex Pharmaceuticals, Inc.(a)(b)	24,748,633

		225,056,015

	Building Products – 0.3%
401,198	Johnson Controls International PLC(a)	14,820,254
31,021	Lennox International, Inc.(a)	8,201,952
68,841	Resideo Technologies, Inc.(a)(b)	1,327,943

		24,350,149

	Capital Markets – 2.6%
641,392	Bank of New York Mellon Corp. (The)(a)	32,345,398
673,921	Charles Schwab Corp. (The)(a)	28,816,862
226,993	Eaton Vance Corp.(a)	9,150,088
26,492	FactSet Research Systems, Inc.(a)	6,577,169
201,251	Goldman Sachs Group, Inc. (The)(a)	38,638,179
424,863	Intercontinental Exchange, Inc.(a)	32,349,069
136,865	Legg Mason, Inc.(a)	3,745,995
828,584	Morgan Stanley(a)	34,966,245
81,763	MSCI, Inc.(a)	16,257,755
117,036	TD Ameritrade Holding Corp.(a)	5,850,630
129,365	Waddell & Reed Financial, Inc., Class A(a)	2,236,721

		210,934,111

	Chemicals – 1.8%
17,782	AdvanSix, Inc.(b)	508,032
115,188	Ashland Global Holdings, Inc.(a)	8,999,638
97,886	Celanese Corp., Series A(a)	9,652,539
114,958	Chemours Co. (The)(a)	4,271,839
1,222,935	DowDuPont, Inc.(a)	65,194,665
211,462	Eastman Chemical Co.(a)	16,045,737
33,349	Ingevity Corp.(a)(b)	3,521,988
295,365	LyondellBasell Industries NV, Class A(a)	24,834,289
205,746	Olin Corp.(a)	4,760,962
171,746	RPM International, Inc.(a)	9,968,138
236,738	Valvoline, Inc.(a)	4,393,857

		152,151,684

	Commercial Services & Supplies – 0.5%
106,013	Copart, Inc.(a)(b)	6,423,328
53,505	Waste Connections, Inc.(a)	4,740,008
291,466	Waste Management, Inc.(a)	30,286,232

		41,449,568

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 1.4%
25,654	Arista Networks, Inc.(a)(b)	$8,067,157
1,747,305	Cisco Systems, Inc.(a)	94,336,997
109,886	Motorola Solutions, Inc.(a)	15,430,192

		117,834,346

	Consumer Finance – 0.3%
121,623	Ally Financial, Inc.(a)	3,343,416
308,240	Discover Financial Services(a)	21,934,359

		25,277,775

	Containers & Packaging – 0.4%
120,641	Avery Dennison Corp.(a)	13,632,433
135,652	Sonoco Products Co.(a)	8,346,668
228,840	WestRock Co.(a)	8,776,014

		30,755,115

	Distributors – 0.2%
149,822	Genuine Parts Co.(a)	16,784,559

	Diversified Consumer Services – 0.0%
80,237	Service Corp. International(a)	3,221,516

	Diversified Financial Services – 1.9%
779,317	Berkshire Hathaway, Inc., Class B(a)(b)	156,556,992

	Diversified Telecommunication Services – 2.1%
2,744,453	AT&T, Inc.(a)	86,066,046
1,463,716	Verizon Communications, Inc.(a)	86,549,527

		172,615,573

	Electric Utilities – 1.5%
582,508	Alliant Energy Corp.(a)	27,453,602
451,465	American Electric Power Co., Inc.(a)	37,810,194
460,827	Duke Energy Corp.(a)	41,474,430
138,237	Evergy, Inc.(a)	8,024,658
13,545	Hawaiian Electric Industries, Inc.	552,229
153,399	OGE Energy Corp.(a)	6,614,565

		121,929,678

	Electrical Equipment – 0.6%
229,541	Eaton Corp. PLC(a)	18,491,823
341,749	Emerson Electric Co.(a)	23,399,554
36,487	Hubbell, Inc.(a)	4,304,736
32,431	nVent Electric PLC	874,989

		47,071,102

	Electronic Equipment, Instruments & Components – 0.6%
124,268	CDW Corp.(a)	11,975,707
598,992	Corning, Inc.(a)	19,826,635
335,166	Trimble, Inc.(a)(b)	13,540,706
28,369	Zebra Technologies Corp., Class A(a)(b)	5,944,157

		51,287,205

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 2.0%
355,381	Activision Blizzard, Inc.(a)	$16,180,497
63,075	Live Nation Entertainment, Inc.(a)(b)	4,007,785
172,277	Netflix, Inc.(a)(b)	61,427,087
58,429	Take-Two Interactive Software, Inc.(a)(b)	5,513,945
670,992	Walt Disney Co. (The)(a)	74,500,242

		161,629,556

	Food & Staples Retailing – 1.2%
551,180	Walgreens Boots Alliance, Inc.(a)	34,873,159
676,008	Walmart, Inc.(a)	65,931,060

		100,804,219

	Food Products – 0.9%
85,855	Bunge Ltd.(a)	4,556,325
403,780	Conagra Brands, Inc.(a)	11,200,857
66,489	Ingredion, Inc.(a)	6,295,844
118,515	Lamb Weston Holdings, Inc.(a)	8,881,514
804,571	Mondelez International, Inc., Class A(a)	40,164,184

		71,098,724

	Gas Utilities – 0.1%
8,848	Atmos Energy Corp.	910,725
90,899	National Fuel Gas Co.(a)	5,541,203
28,803	UGI Corp.(a)	1,596,262

		8,048,190

	Health Care Equipment & Supplies – 3.3%
763,559	Abbott Laboratories(a)	61,038,906
47,638	Align Technology, Inc.(a)(b)	13,544,912
332,811	Baxter International, Inc.(a)	27,060,862
714,099	Boston Scientific Corp.(a)(b)	27,407,120
20,006	DexCom, Inc.(a)(b)	2,382,715
105,181	Edwards Lifesciences Corp.(a)(b)	20,124,281
292,284	Hologic, Inc.(a)(b)	14,146,546
59,474	Intuitive Surgical, Inc.(a)(b)	33,934,675
628,373	Medtronic PLC(a)	57,232,213
106,088	ResMed, Inc.(a)	11,029,969
10,013	STERIS PLC	1,281,964
24,419	Teleflex, Inc.(a)	7,378,445

		276,562,608

	Health Care Providers & Services – 2.8%
134,100	Anthem, Inc.(a)	38,484,018
111,978	Cigna Corp.(a)	18,008,302
598,486	CVS Health Corp.(a)	32,276,350
158,421	HCA Healthcare, Inc.(a)	20,654,930
15,423	Molina Healthcare, Inc.(a)(b)	2,189,449
107,436	Quest Diagnostics, Inc.(a)	9,660,645
416,464	UnitedHealth Group, Inc.(a)	102,974,889
71,490	Universal Health Services, Inc., Class B(a)	9,563,217

		233,811,800

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Technology – 0.1%
37,666	Veeva Systems, Inc., Class A(a)(b)	$4,778,309

	Hotels, Restaurants & Leisure – 1.7%
28,056	Domino’s Pizza, Inc.(a)	7,241,254
115,133	Hilton Grand Vacations, Inc.(a)(b)	3,551,853
272,889	Hilton Worldwide Holdings, Inc.(a)	22,679,805
77,044	Las Vegas Sands Corp.(a)	4,696,602
386,650	McDonald’s Corp.(a)	73,424,835
82,034	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	1,853,148
401,803	MGM Resorts International(a)	10,310,265
91,903	Restaurant Brands International, Inc.(a)	5,983,804
29,625	Vail Resorts, Inc.(a)	6,437,512
401,168	Wendy’s Co. (The)(a)	7,176,896

		143,355,974

	Household Durables – 0.4%
327,842	Newell Brands, Inc.(a)	5,029,096
2,654	NVR, Inc.(a)(b)	7,343,618
286,997	Toll Brothers, Inc.(a)	10,389,291
61,848	Tupperware Brands Corp.(a)	1,582,072
52,559	Whirlpool Corp.(a)	6,984,566

		31,328,643

	Household Products – 1.7%
556,622	Colgate-Palmolive Co.(a)	38,150,872
995,396	Procter & Gamble Co. (The)(a)	103,570,954

		141,721,826

	Industrial Conglomerates – 1.8%
238,606	3M Co.(a)	49,577,555
4,036,341	General Electric Co.(a)	40,323,046
375,887	Honeywell International, Inc.(a)	59,735,962

		149,636,563

	Insurance – 2.1%
530,942	Aflac, Inc.(a)	26,547,100
266,008	Allstate Corp. (The)(a)	25,052,634
138,773	American Financial Group, Inc.(a)	13,351,350
499,391	American International Group, Inc.(a)	21,503,777
164,143	Aon PLC(a)	28,019,210
471,503	Arch Capital Group Ltd.(a)(b)	15,238,977
267,388	Arthur J. Gallagher & Co.(a)	20,883,003
100,086	Fidelity National Financial, Inc.(a)	3,658,143
280,812	Lincoln National Corp.(a)	16,483,664

		170,737,858

	Interactive Media & Services – 5.1%
66,567	Alphabet, Inc., Class A(a)(b)	78,342,036
156,896	Alphabet, Inc., Class C(a)(b)	184,087,646
20,645	Baidu, Inc., Sponsored ADR(a)(b)	3,403,328
914,226	Facebook, Inc., Class A(a)(b)	152,392,332
40,793	Zillow Group, Inc., Class C(a)(b)	1,417,149

		419,642,491

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 3.9%
150,501	Amazon.com, Inc.(a)(b)	$268,004,656
19,757	Booking Holdings, Inc.(a)(b)	34,474,187
448,953	eBay, Inc.(a)	16,674,114
5,130	MercadoLibre, Inc.(a)(b)	2,604,655

		321,757,612

	IT Services – 4.6%
185,307	Automatic Data Processing, Inc.(a)	29,600,940
6,683	Black Knight, Inc.(b)	364,224
121,188	Broadridge Financial Solutions, Inc.(a)	12,565,984
321,138	Cognizant Technology Solutions Corp., Class A(a)	23,266,448
202,833	Fidelity National Information Services, Inc.(a)	22,940,412
46,077	FleetCor Technologies, Inc.(a)(b)	11,362,127
389,246	International Business Machines Corp.(a)	54,922,611
60,744	Jack Henry & Associates, Inc.(a)	8,427,623
66,043	Leidos Holdings, Inc.(a)	4,232,696
195,862	Paychex, Inc.(a)	15,708,132
473,273	PayPal Holdings, Inc.(a)(b)	49,144,668
103,624	VeriSign, Inc.(a)(b)	18,813,973
792,883	Visa, Inc., Class A(a)	123,840,396
379,264	Western Union Co. (The)(a)	7,005,006

		382,195,240

	Leisure Products – 0.0%
39,532	Polaris Industries, Inc.(a)	3,337,687

	Life Sciences Tools & Services – 0.3%
76,867	Illumina, Inc.(a)(b)	23,881,808
17,292	PRA Health Sciences, Inc.(a)(b)	1,907,135

		25,788,943

	Machinery – 2.0%
291,950	Caterpillar, Inc.(a)	39,556,305
116,361	Cummins, Inc.(a)	18,369,911
172,350	Deere & Co.(a)	27,548,424
82,178	IDEX Corp.(a)	12,469,690
131,499	Parker Hannifin Corp.(a)	22,567,858
211,446	Pentair PLC(a)	9,411,461
59,403	Snap-on, Inc.(a)	9,297,758
143,487	Stanley Black & Decker, Inc.(a)	19,538,625
63,479	Timken Co. (The)(a)	2,768,954
21,679	Wabtec Corp.	1,598,176

		163,127,162

	Media – 1.4%
1,926,385	Comcast Corp., Class A(a)	77,016,872
98,998	Liberty Broadband Corp., Class C(a)(b)	9,082,076

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
185,047	Liberty Global PLC, Series C(a)(b)	$4,479,988
83,437	Liberty Latin America Ltd., Class C(a)(b)	1,622,850
100,282	News Corp., Class B	1,252,522
189,560	Omnicom Group, Inc.(a)	13,835,984
1,323,068	Sirius XM Holdings, Inc.(a)	7,501,796

		114,792,088

	Metals & Mining – 0.3%
238,952	Southern Copper Corp.(a)	9,481,615
319,357	Steel Dynamics, Inc.(a)	11,263,721
54,433	Worthington Industries, Inc.	2,031,440

		22,776,776

	Multi-Utilities – 1.7%
312,616	Ameren Corp.(a)	22,992,907
609,976	CenterPoint Energy, Inc.(a)	18,726,263
273,147	Consolidated Edison, Inc.(a)	23,165,597
374,870	Public Service Enterprise Group, Inc.(a)	22,271,027
89,000	Sempra Energy(a)	11,201,540
499,560	WEC Energy Group, Inc.(a)	39,505,205

		137,862,539

	Multiline Retail – 0.4%
152,781	Nordstrom, Inc.(a)	6,780,421
364,432	Target Corp.(a)	29,249,312

		36,029,733

	Oil, Gas & Consumable Fuels – 5.3%
126,723	Cheniere Energy, Inc.(a)(b)	8,662,784
781,674	Chevron Corp.(a)	96,286,603
222,695	Concho Resources, Inc.(a)	24,710,237
750,451	ConocoPhillips(a)	50,085,100
257,901	Continental Resources, Inc.(a)(b)	11,546,228
1,657,695	Exxon Mobil Corp.(a)	133,941,756
107,081	HollyFrontier Corp.(a)	5,275,881
463,874	Occidental Petroleum Corp.(a)	30,708,459
279,397	ONEOK, Inc.(a)	19,513,086
226,863	Phillips 66(a)	21,590,552
82,620	Targa Resources Corp.(a)	3,432,861
343,328	Valero Energy Corp.(a)	29,124,514

		434,878,061

	Personal Products – 0.3%
120,000	Estee Lauder Cos., Inc. (The), Class A(a)	19,866,000
54,390	Herbalife Nutrition Ltd.(a)(b)	2,882,126

		22,748,126

	Pharmaceuticals – 5.0%
641,432	Bristol-Myers Squibb Co.(a)	30,602,721
388,694	Eli Lilly & Co.(a)	50,436,933
27,123	Jazz Pharmaceuticals PLC(a)(b)	3,877,233

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
1,016,415	Johnson & Johnson(a)	$142,084,653
1,046,762	Merck & Co., Inc.(a)	87,059,195
2,233,297	Pfizer, Inc.(a)	94,848,124
177,422	Takeda Pharmaceutlcal Co. Ltd., Sponsored ADR(a)	3,614,086

		412,522,945

	Professional Services – 0.6%
21,978	CoStar Group, Inc.(a)(b)	10,250,979
54,075	ManpowerGroup, Inc.(a)	4,471,462
100,453	TransUnion(a)	6,714,278
195,964	Verisk Analytics, Inc.(a)	26,063,212

		47,499,931

	REITs - Apartments – 0.6%
192,021	Camden Property Trust(a)	19,490,131
617,097	UDR, Inc.(a)	28,053,230

		47,543,361

	REITs - Diversified – 0.2%
171,677	Digital Realty Trust, Inc.(a)	20,429,563

	REITs - Health Care – 0.5%
260,504	Healthcare Realty Trust, Inc.(a)	8,364,783
395,221	Medical Properties Trust, Inc.(a)	7,315,541
206,117	Sabra Health Care REIT, Inc.(a)	4,013,098
265,800	Senior Housing Properties Trust(a)	3,131,124
310,797	Ventas, Inc.(a)	19,831,957

		42,656,503

	REITs - Hotels – 0.1%
159,507	Park Hotels & Resorts, Inc.(a)	4,957,478

	REITs - Mortgage – 0.1%
10,222	AGNC Investment Corp.	183,996
496,211	Annaly Capital Management, Inc.(a)	4,957,148

		5,141,144

	REITs - Office Property – 0.3%
222,920	Kilroy Realty Corp.(a)	16,933,003
246,737	Mack-Cali Realty Corp.(a)	5,477,562

		22,410,565

	REITs - Shopping Centers – 0.3%
354,094	Regency Centers Corp.(a)	23,897,804

	REITs - Single Tenant – 0.2%
279,887	National Retail Properties, Inc.(a)	15,502,941

	REITs - Storage – 0.3%
215,286	Extra Space Storage, Inc.(a)	21,939,796

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.4%
664,704	Duke Realty Corp.(a)	$20,326,648
271,168	Liberty Property Trust(a)	13,129,955

		33,456,603

	Road & Rail – 1.0%
51,210	Canadian Pacific Railway Ltd.(a)	10,550,796
515,799	CSX Corp.(a)	38,592,081
81,429	Old Dominion Freight Line, Inc.(a)	11,757,533
126,607	Union Pacific Corp.(a)	21,168,691

		82,069,101

	Semiconductors & Semiconductor Equipment – 4.0%
438,030	Advanced Micro Devices, Inc.(a)(b)	11,178,525
266,422	Analog Devices, Inc.(a)	28,046,244
89,975	Broadcom, Inc.(a)	27,056,382
1,744,517	Intel Corp.(a)	93,680,563
182,299	Microchip Technology, Inc.(a)	15,123,525
265,328	NVIDIA Corp.(a)	47,642,296
536,723	QUALCOMM, Inc.(a)	30,609,313
168,169	Skyworks Solutions, Inc.(a)	13,870,579
321,627	Teradyne, Inc.(a)	12,813,620
492,073	Texas Instruments, Inc.(a)	52,194,183

		332,215,230

	Software – 6.6%
235,841	Adobe, Inc.(a)(b)	62,849,268
79,021	ANSYS, Inc.(a)(b)	14,437,927
204,347	Cadence Design Systems, Inc.(a)(b)	12,978,078
57,460	Check Point Software Technologies Ltd.(a)(b)	7,268,115
83,883	Fortinet, Inc.(a)(b)	7,043,656
2,787,977	Microsoft Corp.(a)	328,814,007
322,052	Nuance Communications, Inc.(a)(b)	5,452,340
1,106,043	Oracle Corp.(a)	59,405,570
23,152	Palo Alto Networks, Inc.(a)(b)	5,623,158
66,929	PTC, Inc.(a)(b)	6,169,515
42,365	ServiceNow, Inc.(a)(b)	10,442,549
423,863	Symantec Corp.(a)	9,744,610
10,400	Ultimate Software Group, Inc. (The)(a)(b)	3,433,352
19,654	VMware, Inc., Class A(a)	3,547,744
41,024	Workday, Inc., Class A(a)(b)	7,911,478

		545,121,367

	Specialty Retail – 2.5%
270,169	American Eagle Outfitters, Inc.(a)	5,989,647
98,933	Foot Locker, Inc.(a)	5,995,340
232,618	Gap, Inc. (The)(a)	6,089,939
501,665	Home Depot, Inc. (The)(a)	96,264,497
184,362	L Brands, Inc.(a)	5,084,704
389,914	Lowe’s Cos., Inc.(a)	42,683,885
91,018	Tiffany & Co.(a)	9,606,950
637,865	TJX Cos., Inc. (The)(a)	33,940,797

		205,655,759

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – 3.7%
1,595,275	Apple, Inc.(a)	$303,022,486
24,958	Dell Technologies, Inc.(b)	1,464,785

		304,487,271

	Textiles, Apparel & Luxury Goods – 0.6%
59,469	Lululemon Athletica, Inc.(a)(b)	9,745,185
263,451	NIKE, Inc., Class B(a)	22,185,209
99,313	PVH Corp.(a)	12,111,220
398,572	Under Armour, Inc., Class A(a)(b)	8,425,812
33,232	Under Armour, Inc., Class C(b)	627,088

		53,094,514

	Tobacco – 1.1%
653,815	Altria Group, Inc.(a)	37,548,596
576,065	Philip Morris International, Inc.(a)	50,918,385

		88,466,981

	Trading Companies & Distributors – 0.1%
73,209	GATX Corp.(a)	5,590,971

	Wireless Telecommunication Services – 0.1%
187,217	Sprint Corp.(b)	1,057,776
71,226	T-Mobile US, Inc.(a)(b)	4,921,717

		5,979,493

	Total Common Stocks (Identified Cost $5,495,838,248)	8,259,388,819

Total Purchased Options – 0.3% (Identified Cost $62,898,534) (see detail below)		25,859,145

Principal Amount
Short-Term Investments – 1.7%
$ 135,786,544	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $135,803,517 on 4/01/2019 collateralized by $138,545,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $138,503,852 including accrued interest(c) (Identified Cost $135,786,544)	135,786,544

	Total Investments – 102.3% (Identified Cost $5,694,523,326)	8,421,034,508
	Other assets less liabilities – (2.3)%	(187,730,271)

	Net Assets – 100.0%	$8,233,304,237

Purchased Options – 0.3%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.3%
S&P 500® Index, Put(b)(d)	05/17/2019	2,350	20	$5,668,800	$58,010	$3,900
S&P 500® Index, Put(b)(d)	05/17/2019	2,425	3,612	1,023,785,280	8,693,759	1,038,450
S&P 500® Index, Put(b)(d)	05/17/2019	2,450	3,612	1,023,785,280	6,680,394	1,173,900
S&P 500® Index, Put(b)(d)	05/17/2019	2,475	3,613	1,024,068,720	6,512,433	1,372,940
S&P 500® Index, Put(b)(d)	05/17/2019	2,550	3,612	1,023,785,280	6,366,150	2,221,380
S&P 500® Index, Put(b)(d)	06/21/2019	2,475	3,613	1,024,068,720	10,238,808	3,811,715
S&P 500® Index, Put(b)(d)	06/21/2019	2,500	3,612	1,023,785,280	7,865,130	4,316,340
S&P 500® Index, Put(b)(d)	06/21/2019	2,550	3,612	1,023,785,280	9,111,270	5,598,600
S&P 500® Index, Put(b)(d)	06/21/2019	2,575	3,592	1,018,116,480	7,372,580	6,321,920

Total					$62,898,534	$25,859,145

Written Options – (2.3%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (2.3%)
S&P 500® Index, Call(d)	04/05/2019	2,800	(3,212)	$(910,409,280)	$(13,673,002)	$(13,345,860)
S&P 500® Index, Call(d)	04/12/2019	2,810	(3,211)	(910,125,840)	(9,894,697)	(13,277,485)
S&P 500® Index, Call(d)	04/18/2019	2,725	(20)	(5,668,800)	(142,369)	(233,700)
S&P 500® Index, Call(d)	04/18/2019	2,750	(21)	(5,952,240)	(122,483)	(198,765)
S&P 500® Index, Call(d)	04/18/2019	2,775	(3,210)	(909,842,400)	(19,380,375)	(23,609,550)
S&P 500® Index, Call(d)	04/18/2019	2,800	(3,211)	(910,125,840)	(11,659,205)	(17,323,345)
S&P 500® Index, Call(d)	05/17/2019	2,750	(3,212)	(910,409,280)	(22,636,570)	(35,926,220)
S&P 500® Index, Call(d)	05/17/2019	2,775	(3,210)	(909,842,400)	(25,245,045)	(29,676,450)
S&P 500® Index, Call(d)	05/17/2019	2,810	(3,210)	(909,842,400)	(17,848,338)	(21,651,450)
S&P 500® Index, Call(d)	05/17/2019	2,850	(3,190)	(904,173,600)	(16,580,025)	(13,605,350)
S&P 500® Index, Call(d)	06/21/2019	2,850	(3,191)	(904,457,040)	(22,277,967)	(20,183,075)

Total					$(159,460,076)	$(189,031,250)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the Cboe®. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, purchased options were fair valued at $25,859,145 and written options were fair valued at $(189,031,250) representing 0.3% and (2.3%), respectively of net assets, using the closing rotation values published by the Cboe®.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,259,388,819	$—	$—	$8,259,388,819
Purchased Options*	—	25,859,145	—	25,859,145
Short-Term Investments	—	135,786,544	—	135,786,544

Total	$8,259,388,819	$161,645,689	$—	$8,421,034,508

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(189,031,250)	$—	$(189,031,250)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2019, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2019:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$25,859,145

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(189,031,250)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2019 (Unaudited)

Software	6.6%
Banks	6.0
Oil, Gas & Consumable Fuels	5.3
Interactive Media & Services	5.1
Pharmaceuticals	5.0
IT Services	4.6
Semiconductors & Semiconductor Equipment	4.0
Internet & Direct Marketing Retail	3.9
Technology Hardware, Storage & Peripherals	3.7
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.8
Biotechnology	2.7
Capital Markets	2.6
Specialty Retail	2.5
Aerospace & Defense	2.5
Beverages	2.1
Diversified Telecommunication Services	2.1
Insurance	2.1
Machinery	2.0
Entertainment	2.0
Other Investments, less than 2% each	29.7
Short-Term Investments	1.7

Total Investments	102.3
Other assets less liabilities (including open written options)	(2.3)

Net Assets	100.0%